Share-Based Compensation - Additional Information (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)	Dec. 31, 2021 KZT (₸)
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Share-based compensation expense	₸ 20,859	₸ 19,984	₸ 20,057
Phantom Shares
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Share-based compensation expense			₸ 426
GDR Options
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Vesting period	5 years
Options Exercised	618,788	499,472